Investment Held in Trust Account	12 Months Ended
Dec. 31, 2014
Investment Held in Trust Account [Abstract]
INVESTMENT HELD IN TRUST ACCOUNT

8.             INVESTMENT HELD IN TRUST ACCOUNT

Subsequent to the public offering, an amount of $75,000,000 (including $2,343,750 of deferred underwriters’ fee) of the net proceeds of the public offering and private placement, was deposited in a Trust Account and invested only in United States “government securities” within the meaning of Section 2(a)(16) of the Investment Company Act of 1940 have a maturity of 180 days or less until the earlier of the (i) consummation of an initial business combination, or (ii) liquidation of the Company. In connection with the Meeting, 964,691 shares were redeemed by the Company at a price of $10.00 per share, for a total redemption amount of $9,646,910.

As of December 31, 2014, investment securities in the Trust Account consist of $65,353,505 in United States money market mutual fund securities and another $1,791 is held as cash. As of December 31, 2013, investment securities in the Trust Account consisted of $75,043,861 in United States treasury bills and another $4,860 in cash.